Hedged Equity Laddered Overlay ETF Average Annual Total Returns		12 Months Ended	27 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	24.58%
ICE BOFA 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.18%	4.82%
ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.05%	14.12%
Performance Inception Date	Sep. 28, 2023
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.88%	13.94%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.89%	10.95%